Equity Incentive Plan (Narrative) (Detail) (USD $)	12 Months Ended							6 Months Ended	12 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 2008 Equity Incentive Plan	Dec. 31, 2011 January 30, 2009 2008 Equity Incentive Plan	Dec. 31, 2011 May 29, 2009 2008 Equity Incentive Plan	Dec. 31, 2011 January 30, 2010 2008 Equity Incentive Plan	Jun. 30, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member] 2008 Equity Incentive Plan Year	Jun. 30, 2012 Restricted Stock [Member]	Jun. 30, 2011 Restricted Stock [Member]	Jun. 30, 2012 Restricted Stock [Member]	Jun. 30, 2011 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member] 2008 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued under equity incentive plan				3,073,488
Stcok available for issuance under equity incentive plan				157,538
Vesting Period										5 years						5 years
Expiration period of stcok options										10
Method used to estimate fair value					The Black-Scholes option pricing model	The Black-Scholes option pricing model	The Black-Scholes option pricing model
Expected Life					6.5 years	6.5 years	6.5 years
Risk free return					2.17%	2.88%	2.90%
Volatility					35.33%	38.39%	38.29%
Dividend Rate					1.61%	1.50%	1.81%
Stock-based compensation	$ 3,000,000	$ 3,000,000	$ 2,900,000								$ 742,000	$ 775,000	$ 1,500,000	$ 1,500,000
Expected future stock award expense								2,100,000	2,800,000
Expected future stock award expense average period								1 year 7 months 6 days	2 years 1 month 6 days				1 year 7 months 6 days		2 years 1 month 6 days
Expected future stock award expense											$ 2,600,000		$ 2,600,000		$ 3,500,000